Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Equity accounted investments
Carrying value of equity accounted investment	R 12,959	R 14,742
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 8,530	10,379
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 400	321
Interest in joint ventures (as a percent)	50.00%
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 562	483
Interest in associates (as a percent)	23.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Equity accounted investments
Carrying value of equity accounted investment	R 2,737	2,823
Interest in associates (as a percent)	20.00%
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	R 730	R 736